Schedule II - Valuation and Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Allowance for doubtful accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Balance	$ 60		$ 61		$ 68
Valuation Allowances and Reserves, Charged to Cost and Expense	10		7		20
Valuation Allowances and Reserves, Deductions	(5)		(9)		(27)
Valuation Allowances and Reserves, Other Activity	(44)	[1]	1		0
Valuation Allowances and Reserves, Balance	21		60		61
Tax valuation allowance
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Balance	642		502		472
Valuation Allowances and Reserves, Charged to Cost and Expense	187	[2]	125	[2]	32	[2]
Valuation Allowances and Reserves, Deductions	(15)		(17)		(42)
Valuation Allowances and Reserves, Other Activity	(67)		32		40
Valuation Allowances and Reserves, Balance	$ 747		$ 642		$ 502

[1]	Other Activity primarily represents the reclassification of balances related to billing adjustments to accounts receivable.
[2]	Additions Charged to Costs and Expenses are primarily related to taxable losses for which the tax benefit has been reserved.